UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549


                             Form 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  [ ]; Amendment Number:_____________

This Amendment           [ ]  is a restatement.
(Check only one.):
                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Seamans Capital Management, LLC

Address:   950 Winter Street, Suite 1400
           Waltham, MA 02451


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard F. Seamans

Title:     Managing Director

Phone:     781-890-5225


Signature, Place, and Date of Signing:

/s/ Richard F. Seamans           Waltham, MA                August 6, 2012
________________________       _______________             _______________
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0 (zero)

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   194,066
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

FORM 13F INFORMATION TABLE

   COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4    COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       VOTING
                                   TITLE OF                      VALUE      SHRS OR     SH/   INVESTMENT    OTHER      AUTHORITY
NAME OF ISSUER                      CLASS            CUSIP     (X$1000)     PRN AMT     PRN   DISCRETION   MANAGERS    SOLE
--------------                  ---------------   ----------   ---------    ----------  ---   ----------  ----------   ------------
Central Fund of Canada Class A	Cl A	          153501101	  66,006     3,335,317  sh	sole          no          3,335,317
CurrencyShares Japanese Yen	Japanese Yen	  23130A102	  12,509       101,750 	sh	sole	      no            101,750
CurrencyShares Swiss Franc	Swiss Franc	  23129V109	   6,462        62,250 	sh	sole	      no             62,250
ProShares UltraShort 20+ Year   PSHS UltSh 20
  Treasury	                Yrs               74347R297        5,434       343,075 	sh	sole	      no            343,075
Proshares UltraShort Euro	UltraSHRT Euro    74347W882       23,435     1,121,310 	sh	sole	      no          1,121,310
Sprott Physical Gold Trust	Com	          85207H104       26,409     1,915,098 	sh	sole	      no          1,915,098
Agnico-Eagle Mines	        Com	          008474108          233         5,750 	sh	sole	      no              5,750
Anglogold Ashanti	        Com               035128206          103         3,000 	sh	sole	      no              3,000
Banro                    	Com	          066800103	   4,276     1,167,100 	sh	sole	      no          1,167,100
Baytex Energy	                Com	          07317Q105	   2,594        61,575 	sh	sole	      no             61,575
DTE Energy	                Com	          233331107	   1,365        23,000 	sh	sole	      no             23,000
Franco-Nevada	                Com	          351858105	  10,755       237,835 	sh	sole	      no            237,835
Gold Fields ADR	                ADR	          38059T106	     160        12,500 	sh	sole	      no             12,500
Gold Resource Corp	        Com	          38068T105	      51         1,950 	sh	sole	      no              1,950
Goldcorp                 	Com	          380956409	     667        17,750 	sh	sole	      no	     17,750
IAMGOLD US	                Com	          450913108	   6,962       590,000 	sh	sole	      no	    590,000
Ipath DJ-UBS Grains Subindex	Com	          06739H305	     112         2,150 	sh	sole	      no	      2,150
Newmont Mining	                Com	          651639106	   5,852       120,625 	sh	sole	      no	    120,625
Odyssey Marine Exploration	Com	          676118102	     405       108,800 	sh	sole	      no	    108,800
Penn West Petroleum	        Com               707887105	   6,361       474,080 	sh	sole	      no	    474,080
Powershares DB Agriculture Fund	Com	          73936B408	      99         3,500 	sh	sole	      no	      3,500
Proshares Ultra Oil & Gas ETF	Com	          74347R719	     406        10,000 	sh	sole	      no	     10,000
Randgold Resources	        Com	          752344309	   4,692        52,125 	sh	sole	      no	     52,125
Silvercorp Metals	        Com	          82835P103	      48         8,600 	sh	sole	      no	      8,600
Sprott Physical Silver Trust	Com	          85207K107	     168        14,500 	sh	sole	      no	     14,500
Tahoe Resources          	Com	          873868103	     240        17,400 	sh	sole	      no	     17,400
The Southern Company	        Com	          842587107	   1,343        29,000 	sh	sole	      no	     29,000
Utilities Select Sector SPDR	Com	          81369Y886	     939        25,395 	sh	sole	      no	     25,395
Williams	                Com	          969457100	   3,536       122,700 	sh	sole	      no	    122,700
XCEL Energy	                Com	          98389B100	   1,293        45,500 	sh	sole	      no	     45,500
Yamana Gold 	                Com	          98462Y100	      77         5,000 	sh	sole	      no	      5,000
ipath DJ-UBS Livestock
   Sub Index	                Com	          06739H743	   1,075        37,340 	sh	sole	      no	     37,340